Premises and Equipment Textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 20,528	$ 15,911	$ 11,909
Tangible Asset Impairment Charges	4,222
Equipment Leased to Other Party [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 16,897	$ 20,062	$ 11,030